Pension Plans and Other Postretirement Benefits (Tables)	12 Months Ended
Dec. 31, 2022
Retirement Benefits [Abstract]
Schedule of Changes in Benefit Obligations
The following tables outline the change in pension benefit obligation and plan assets over the specified periods:

In millions	2022	2021
Change in benefit obligation:
Benefit obligation, beginning of year	$6,009	$6,462
Interest cost	132	110
Actuarial gain	(1,011)	(102)
Benefit payments	(387)	(408)
Settlements	(3)	(53)
Benefit obligation, end of year	4,740	6,009

Change in plan assets:
Fair value of plan assets, beginning of year	6,677	6,845
Actual return on plan assets	(968)	215
Employer contributions	27	78
Benefit payments	(387)	(408)
Settlements	(3)	(53)
Fair value of plan assets, end of year	5,346	6,677

Funded status	$606	$668

Schedule of Changes in Plan Assets
The following tables outline the change in pension benefit obligation and plan assets over the specified periods:

In millions	2022	2021
Change in benefit obligation:
Benefit obligation, beginning of year	$6,009	$6,462
Interest cost	132	110
Actuarial gain	(1,011)	(102)
Benefit payments	(387)	(408)
Settlements	(3)	(53)
Benefit obligation, end of year	4,740	6,009

Change in plan assets:
Fair value of plan assets, beginning of year	6,677	6,845
Actual return on plan assets	(968)	215
Employer contributions	27	78
Benefit payments	(387)	(408)
Settlements	(3)	(53)
Fair value of plan assets, end of year	5,346	6,677

Funded status	$606	$668

Schedule of Assets (Liabilities) Recognized in Balance Sheet
The assets (liabilities) recognized on the consolidated balance sheets at December 31, 2022 and 2021 for the defined benefit pension plans consisted of the following:

In millions	2022	2021
Noncurrent assets reflected in other assets	$827	$946
Current liabilities reflected in accrued expenses	(24)	(28)
Noncurrent liabilities reflected in other long-term liabilities	(197)	(250)
Net assets	$606	$668

Schedule of Net Periodic Benefit Cost (Income)
The components of net periodic benefit cost (income) for the years ended December 31, 2022, 2021 and 2020 are shown below:

In millions	2022	2021	2020
Components of net periodic benefit cost (income):
Interest cost	$132	$110	$168
Expected return on plan assets	(309)	(317)	(388)
Amortization of net actuarial loss	3	5	2
Settlement losses	1	16	—
Net periodic benefit cost (income)	$(173)	$(186)	$(218)

Weighted Average Assumptions Used in Determining Benefit Obligations and Net Benefit Costs
The Company determined its benefit obligation based on the following weighted average assumptions as of December 31, 2022 and 2021:

	2022	2021
Discount rate	5.2%	2.8%

The Company determined its net periodic benefit cost (income) based on the following weighted average assumptions for the years ended December 31, 2022, 2021 and 2020:

	2022	2021	2020
Discount rate	2.3%	1.8%	2.9%
Expected long-term rate of return on plan assets	4.8%	4.8%	6.3%

Schedule of Changes in Fair Value of Plan Assets
Pension plan assets with changes in fair value measured on a recurring basis at December 31, 2022 were as follows:

In millions	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$7	$81	$—	$88
Debt securities:
U.S. government securities	566	4	—	570
States, municipalities and political subdivisions	—	102	—	102
U.S. corporate securities	—	2,611	—	2,611
Foreign securities	—	101	—	101
Residential mortgage-backed securities	—	6	—	6
Commercial mortgage-backed securities	—	1	—	1
Other asset-backed securities	—	11	—	11
Redeemable preferred securities	—	1	—	1
Total debt securities	566	2,837	—	3,403
Equity securities:
U.S. domestic	133	—	—	133
International	43	—	—	43
Domestic real estate	—	—	—	—
Total equity securities	176	—	—	176
Other investments:
Real estate	—	—	325	325
Common/collective trusts (1)	—	307	—	307
Total other investments	—	307	325	632
Total pension investments (2)	$749	$3,225	$325	$4,299
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(1)The assets in the underlying funds of common/collective trusts consist of $104 million of equity securities and $203 million of debt securities.
(2)Excludes $390 million of other receivables as well as $432 million of private equity limited partnership investments and $225 million of hedge fund limited partnership investments as these amounts are measured at NAV per share or an equivalent and are not subject to leveling within the fair value hierarchy.
Pension plan assets with changes in fair value measured on a recurring basis at December 31, 2021 were as follows:

In millions	Level 1	Level 2	Level 3	Total
Cash and cash equivalents	$60	$97	$—	$157
Debt securities:
U.S. government securities	1,223	1	—	1,224
States, municipalities and political subdivisions	—	150	—	150
U.S. corporate securities	—	2,458	—	2,458
Foreign securities	—	202	—	202
Residential mortgage-backed securities	—	277	—	277
Commercial mortgage-backed securities	—	76	—	76
Other asset-backed securities	—	162	—	162
Redeemable preferred securities	—	4	—	4
Total debt securities	1,223	3,330	—	4,553
Equity securities:
U.S. domestic	201	—	—	201
International	81	—	—	81
Domestic real estate	1	—	—	1
Total equity securities	283	—	—	283
Other investments:
Real estate	—	—	378	378
Common/collective trusts (1)	—	410	—	410
Total other investments	—	410	378	788
Total pension investments (2)	$1,566	$3,837	$378	$5,781
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(1)The assets in the underlying funds of common/collective trusts consist of $261 million of equity securities and $149 million of debt securities.
(2)Excludes $76 million of other receivables as well as $583 million of private equity limited partnership investments and $237 million of hedge fund limited partnership investments as these amounts are measured at NAV per share or an equivalent and are not subject to leveling within the fair value hierarchy.
Schedule of Change in Level 3 Plan Assets
The changes in the balances of Level 3 pension plan assets during the year ended December 31, 2022 were as follows:

In millions	Real estate	Total
Beginning balance	$378	$378
Actual return on plan assets	21	21
Purchases, sales and settlements	(74)	(74)
Transfers out of Level 3	—	—
Ending balance	$325	$325

The changes in the balances of Level 3 pension plan assets during the year ended December 31, 2021 were as follows:

In millions	Real estate	Total
Beginning balance	$343	$343
Actual return on plan assets	43	43
Purchases, sales and settlements	(8)	(8)
Transfers out of Level 3	—	—
Ending balance	$378	$378

Schedule of Expected Future Benefits Payments
The Company estimates the following future benefit payments, which are calculated using the same actuarial assumptions used to measure the pension benefit obligation as of December 31, 2022:

In millions
2023	$368
2024	369
2025	372
2026	369
2027	367
2028-2032	1,776
The Company estimates the following future benefit payments, which are calculated using the same actuarial assumptions used to measure the accumulated other postretirement benefit obligation as of December 31, 2022:

In millions
2023	$12
2024	12
2025	12
2026	12
2027	12
2028-2032	59